Intangible Assets - Schedule of Intangible Assets and Accumulated Amortization (Details) (10K) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Net Asset Value	$ 25,862	$ 26,606
Manufacturer Relationships [Member]
Gross Carrying Amount	11,100	11,100
Accumulated Amortization	3,238	2,494
Net Asset Value	7,862	8,606
Customer Database [Member]
Gross Carrying Amount	1,300	1,300
Accumulated Amortization	1,300	1,300
Net Asset Value
Amortizable Intangible Assets [Member]
Gross Carrying Amount	12,400	12,400
Accumulated Amortization	4,538	3,794
Net Asset Value	7,862	8,606
Trade Names and Trademarks [Member]
Gross Carrying Amount	18,000	18,000
Accumulated Amortization
Net Asset Value	18,000	18,000
Non-amortizable Intangible Assets [Member]
Gross Carrying Amount	30,400	30,400
Accumulated Amortization	4,538	3,794
Net Asset Value	$ 25,862	$ 26,606